Related Party Transactions		2 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions
18. RELATED PARTY TRANSACTIONS
The Company is in a Transaction Services Agreement and a Professional Services Agreement with H.I.G Capital LLC (“H.I.G”), the majority member of the Company. H.I.G provides management services to the Company for an annual management fee of $870, invoiced on a quarterly basis.
The Company recognized management fees of $872 and $898 for the years 2020 and 2019, respectively, and $653 and $654 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively. There were no amounts remaining outstanding as of December 31, 2020 and 2019, and September 30, 2021 (unaudited).

Mcap Acquisition Corp [Member]
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On December 21, 2020, the Company issued an aggregate of 7,187,500 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On February 25, 2021, the Company effectuated a 0.1 for 1 dividend of its Class B common stock, resulting in an aggregate of 7,906,250 Founder Shares issued and outstanding. The Founder Shares which the Sponsor will collectively own, on an as-converted
basis, represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Promissory Note—Related Party
On December 21, 2020, the Sponsor committed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest
bearing and was payable on the earlier of June 30, 2021 or the completion of the Initial Public Offering. On March 2, 2021, the $250,000 outstanding under the Note was repaid in full.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
Administrative Support Agreement
Commencing on the date of the prospectus and until completion of the Company’s Business Combination or liquidation, the Company may reimburse an affiliate of the Sponsor up to an amount of $10,000 per month for office space, secretarial and administrative support.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On December 21, 2020, the Company issued an aggregate of 7,187,500 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On February 25, 2021, the Company effectuated a 0.1 for 1 dividend of its Class B common stock, resulting in an aggregate of 7,906,250 Founder Shares issued and outstanding. The Founder Shares include an aggregate of up to 1,031,250 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the Sponsor will collectively own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Proposed Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Offering).
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Promissory Note—Related Party
On December 21, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Offering pursuant to a promissory note (the “Note”). The Note is non-interest
bearing and is payable on the earlier of June 30, 2021 or the completion of the Proposed Offering. As of December 31, 2020, the Company had borrowed $100,000 under the Note.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
Administrative Support Agreement
Commencing on the date of the prospectus and until completion of the Company’s initial business combination or liquidation, the Company may reimburse an affiliate of the Sponsor up to an amount of $10,000 per month for office space and secretarial and administrative support.

Note 5—Related Party Transactions
Founder Shares
On December 21, 2020, the Company issued an aggregate of 7,187,500 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On February 25, 2021, the Company effectuated a 0.1 for 1 dividend of its Class B common stock, resulting in an aggregate of 7,906,250 Founder Shares issued and outstanding. The Founder Shares which the Sponsor will collectively own, on an as-converted
basis, represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Promissory Note—Related Party
On December 21, 2020, the Sponsor committed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest
bearing and was payable on the earlier of June 30, 2021 or the completion of the Initial Public Offering. On March 2, 2021, the $250,000 outstanding under the Note was repaid in full.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
Administrative Support Agreement
Commencing on the date of the prospectus and until completion of the Company’s Business Combination or liquidation, the Company may reimburse an affiliate of the Sponsor up to an amount of $10,000 per month for office space, secretarial and administrative support. As of September 30, 2021, our Sponsor did not intend to request reimbursement from the Company for any administrative support.